Commitments and Contingent Liabilities (Details Narrative) - USD ($)	12 Months Ended
	Aug. 31, 2019	Aug. 31, 2018
Employee [Member]
Base salary	$ 60,000
Waived payment	45,000	$ 60,000
Director [Member]
Base salary	20,000
Waived payment	$ 15,000	$ 20,000